Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost:
Total	$ 50,601
Fair Value:
Total	50,358
Amortized Cost:
Due in one year or less	90
Due after one year through five years	490
Due after five years through ten years	700
Due after ten years	975
Total	2,255
Fair Value:
Due in one year or less	92
Due after one year through five years	516
Due after five years through ten years	750
Due after ten years	1,042
Total	2,400	2,570
Available-for-sale Securities
Amortized cost:
Due in one year or less	3,414
Due after one year through five years	10,779
Due after five years through ten years	6,461
Due after ten years	1,236
Total	21,890
Fair Value:
Due in one year or less	3,427
Due after one year through five years	10,854
Due after five years through ten years	6,201
Due after ten years	1,266
Total	21,748
Mortgage Backed Securities
Amortized cost:
Total	3
Fair Value:
Total	7
Equity Securities
Amortized cost:
Total	28,708
Fair Value:
Total	$ 28,603